PIMCO All Asset Portfolio Expense Example - Administrative Class [Member] - PIMCO All Asset Portfolio - Administrative	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 216
Expense Example, with Redemption, 3 Years	684
Expense Example, with Redemption, 5 Years	1,179
Expense Example, with Redemption, 10 Years	$ 2,542